SEGMENT INFORMATION (Details)	2 Months Ended	3 Months Ended	7 Months Ended
	May 21, 2025 USD ($) segment	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) segment
SEGMENT INFORMATION
Investments held in Trust Account		$ 230,585,241	$ 230,585,241
Formation, general and administrative costs	$ 16,620	145,176	161,796
Interest earned on investments held in Trust Account		585,241	$ 585,241
Single reportable segment
SEGMENT INFORMATION
Number of reportable segment | segment	1		1
Investments held in Trust Account		230,585,241	$ 230,585,241
Formation, general and administrative costs	$ 16,620	145,176	161,796
Interest earned on investments held in Trust Account		$ 585,241	$ 585,241